Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Revenue

	For the years ended,
	December 31, 2024	December 31, 2023	December 31, 2022
	$	$	$
Kellplant Proprietary Ltd	-	129,680	1,510,830
Kelltechnology SA Proprietary Ltd	-	684,407	1,344,039
Consulting and management fee from joint ventures	-	814,087	2,854,869
Other revenue	140,522	663,739	72,591
Total revenue	140,522	1,477,826	2,927,460